Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, shares authorized	250,000	250,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock - Voting [Member]
Common stock, par value	0.01	1.00
Common stock, shares authorized	12,500,000	11,250,000
Common stock, shares issued	7,541,541	5,164,219
Common stock, shares outstanding	7,541,541	5,164,219
Common Stock - Non-Voting [Member]
Common stock, par value		1.00
Common stock, shares authorized		1,250,000
Common stock, shares issued		565,895
Common stock, shares outstanding		565,895